Cash and Cash Equivalents (Details) - Schedule of transactions in the course of collection - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Documents drawn on other banks (clearing)	$ 84,635	$ 94,675
Funds receivable	330,870	677,521
Subtotal transactions in the course of collection	415,505	772,196
Liabilities
Funds payable	(356,871)	(681,792)
Subtotal transactions in the course of payments	(356,871)	(681,792)
Net transactions in the course of settlement	$ 58,634	$ 90,404